Income Taxes (Details) (USD $)	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Nets operating loss carry forward	$ 13,410	$ 12,957	$ 3,512	$ 1,980
Valuation allowance	(13,410)	(12,957)	(3,512)	(1,980)
Total	$ 0	$ 0	$ 0	$ 0